Income Taxes - Schedule of Effective Tax Rate and the Statutory Income Tax Rate (Parentheticals) (Details)	12 Months Ended
Dec. 31, 2024
Schedule of Effective Tax Rate and the Statutory Income Tax Rate [Abstract]
Income tax benefit rate	25.00%